INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of debt and equity securities
Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2021	2020
Corporate Bonds
Balance at start of the year	9,431	12,753
Additions during the year	1,350	1,287
Unrealized (loss)/gain recorded in other comprehensive income	(284)	279
Accumulated other-than-temporary impairment*	(817)	(4,888)
Balance at end of the year	9,680	9,431

Equity Securities
Balance at start of the year	19,374	61,326
Disposals during the year	(9,608)	(23,661)
Unrealized gain /(loss)*	1,087	(22,428)
Realized gain*	725	4,864
Foreign currency translation loss	(48)	(727)
Balance at the end of year	11,530	19,374

Total Investment in Debt and Equity Securities	21,210	28,805

Equity Securities pledged to creditors	10,238	9,007

*Balances included in "Gain/(loss) on investments in debt and equity securities" in the Consolidated Statements of Operations.
Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2021	2020
Frontline*	10,238	9,007
NorAm Drilling	1,292	1,484
ADS Maritime Holding (formally ADS Crude Carriers)	—	8,883
Total shares	11,530	19,374
*As of December 31, 2021, the carrying value of the shares held in Frontline Ltd. (“Frontline”) pledged to creditors is $10.2 million (2020: $9.0 million).
Schedule of corporate bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2021			Year ended December 31, 2020
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	4,132	487	4,619	4,132	511	4,643
NT Rig Holdco 12%	4,917	144	5,061	3,567	404	3,971
NT Rig Holdco 7.5%	—	—	—	817	—	817
Total corporate bonds	9,049	631	9,680	8,516	915	9,431